As filed with the U.S. Securities and Exchange Commission on January 5, 2024

File Nos. 333-260030

811-23746

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 6	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 10	☒

(Check appropriate box or boxes)

DOUBLELINE ETF TRUST

(Exact name of Registrant as Specified in Charter)

2002 N. Tampa Street

Suite 200

Tampa, FL 33602

(Address of Principal Executive Offices)

(213) 633-8200

(Registrant’s Telephone Number, including Area Code)

Ronald R. Redell, President

DoubleLine ETF Trust

2002 N. Tampa Street

Tampa, FL 33602

(Name and address of agent for Service)

With copies to:

Jeremy C. Smith, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036-8704

As soon as practicable after this Registration Statement is declared effective.

(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to Rule 485(b).
☒	on January 31, 2024 pursuant to Rule 485(b).
☐	on (date) pursuant to Rule 485(a)(1).
☐	60 days after filing pursuant to Rule 485 (a)(1).
☐	on (date) pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to Rule 485 (a)(2).
☐	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Parts A, B and C to DoubleLine ETF Trust’s (the “Registrant”) Post-Effective Amendment No. 5 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No.  9 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on October 25, 2023 (“Post-Effective Amendment No.  5”), are incorporated herein by reference.

This Post-Effective Amendment No. 6 is being filed pursuant to Rule 485(b) under the Securities Act solely to designate January 31, 2024, as the new effective date for Post-Effective Amendment No. 5, which was scheduled to be effective on January 8, 2024. This Post-Effective Amendment No. 6 relates solely to the following series of the Registrant: DoubleLine Commodity ETF and DoubleLine Fortune 500 Equal Weight ETF. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended(the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act, and the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles and State of California, on the 5th day of January, 2024.

DoubleLine ETF Trust

By:	/s/ Ronald R. Redell
Name:	Ronald R. Redell
Title:	Trustee and President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Capacity	Date

/s/ Jeffrey E. Gundlach*	Trustee	January 5, 2024
Jeffrey E. Gundlach

/s/ William A. Odell*	Trustee	January 5, 2024
William A. Odell

/s/ Yury Friedman*	Trustee	January 5, 2024
Yury Friedman

/s/ Joseph J. Ciprari*	Trustee	January 5, 2024
Joseph J. Ciprari

/s/ John C. Salter*	Trustee	January 5, 2024
John C. Salter

/s/ Ronald R. Redell *	Trustee and President	January 5, 2024
Ronald R. Redell

/s/ Henry V. Chase *	Chief Financial Officer and Treasurer	January 5, 2024
Henry V. Chase

*By:	/s/ Ronald R. Redell
Ronald R. Redell
Attorney-in-Fact